Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD
CAD in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	CAD 48	CAD 52
Defined benefit administrative expenses	5	7
Past service cost - plan amendments		(57)
Service cost	53	2
Interest on net defined benefit (asset) liability	18	27
Defined benefit cost	71	29
Defined contribution cost	75	69
Net benefit cost	146	98
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	1	1
Defined benefit administrative expenses	2	2
Service cost	3	3
Interest on net defined benefit (asset) liability	3	3
Defined benefit cost	6	6
Net benefit cost	CAD 6	CAD 6